TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Options granted	290,597	434,571	625,959
Directors [Member]
Related Party Transaction [Line Items]
Directors' fees	$ 350	$ 267	$ 266
Options granted	70,000